FEDERATED GNMA TRUST

INSTITUTIONAL SHARES
INSTITUTIONAL SERVICE SHARES

SUPPLEMENT TO PROSPECTUSES DATED MARCH 31, 1999

At a Special Meeting of Shareholders to be held on June 21, 1999, shareholders will be asked to vote on the changes described below. If approved by shareholders, these changes will take effect as of July 1, 1999. Shareholders will be notified if any of these changes are not approved. Please keep this supplement for your records.

Shareholders will be asked to consider the following proposals:

(1)  To elect seven Trustees.

(2)  To ratify the selection of the Trust's independent auditors.

(3)  To make changes to the Trust's fundamental investment policies:

     (a)  To  amend  the  Trust's   fundamental   investment   policy  regarding
          diversification;

     (b) To amend the Trust's fundamental investment policy regarding borrowing money and issuing senior securities;

     (c)  To  amend  the  Trust's   fundamental   investment   policy  regarding
          investments in real estate;

     (d)  To  amend  the  Trust's   fundamental   investment  policy  concerning
          investments in commodities;

     (e)  To  amend  the  Trust's   fundamental   investment   policy  regarding
          underwriting securities;

     (f) To amend the Trust's fundamental investment policy regarding lending by the Trust;

     (g) To amend, and to make non-fundamental, the Trust's fundamental investment policy on buying securities on margin; and

     (h) To amend, and to make non-fundamental, the Trust's fundamental investment policy on pledging assets.

(4) To eliminate the Trust's fundamental investment policy regarding selling securities short.

(5)  To approve an  amendment  and  restatement  to the Trust's  Declaration  of
     Trust:

     (a) To require the approval of a majority of the outstanding voting securities in the event of the sale and conveyance of the assets of the Trust to another trust or corporation;

     (b) To permit the Board of Trustees to liquidate assets of the Trust without seeking shareholder approval; and

     (c) To permit the Board of Trustees to change the name of the Trust without seeking shareholder approval.

     (6) To transact such other business as may properly come before the meeting or any adjournment thereof.

                                                                  April 23, 1999

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Federated Investors

Federated Securities Corp., Distributor
Federated Investors, Inc.
Federated Investors Tower
1001 Liberty Avenue

Pittsburgh, PA 15222-3779
Cusip   314184102

Cusip   314184201
G02645-02 (4/99)